Shareholder Report, Average Annual Return (Details)	8 Months Ended	10 Months Ended	12 Months Ended	18 Months Ended	19 Months Ended	23 Months Ended	60 Months Ended	118 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
Without Sales Load [Member] | C000250300
Average Annual Return [Line Items]
Average Annual Return, Percent		17.13%
Without Sales Load [Member] | C000242878
Average Annual Return [Line Items]
Average Annual Return, Percent			24.47%			20.29%
Without Sales Load [Member] | C000130526
Average Annual Return [Line Items]
Average Annual Return, Percent			10.39%				3.25%		1.52%
Without Sales Load [Member] | C000242879
Average Annual Return [Line Items]
Average Annual Return, Percent			(11.35%)			10.83%
Without Sales Load [Member] | C000242880
Average Annual Return [Line Items]
Average Annual Return, Percent			(14.51%)			(17.77%)
Without Sales Load [Member] | C000245888
Average Annual Return [Line Items]
Average Annual Return, Percent			10.54%		18.60%
Without Sales Load [Member] | C000125568
Average Annual Return [Line Items]
Average Annual Return, Percent			9.72%				0.82%		(2.62%)
Without Sales Load [Member] | C000138395
Average Annual Return [Line Items]
Average Annual Return, Percent			8.21%				1.38%		(6.85%)
Without Sales Load [Member] | C000135616
Average Annual Return [Line Items]
Average Annual Return, Percent			10.95%				12.15%		7.07%
Without Sales Load [Member] | C000096055
Average Annual Return [Line Items]
Average Annual Return, Percent			9.53%				14.31%		8.22%
Without Sales Load [Member] | C000096054
Average Annual Return [Line Items]
Average Annual Return, Percent			11.47%				6.96%		3.97%
Without Sales Load [Member] | C000130527
Average Annual Return [Line Items]
Average Annual Return, Percent			8.86%				13.54%		8.09%
Without Sales Load [Member] | C000144410
Average Annual Return [Line Items]
Average Annual Return, Percent			13.56%				15.26%		8.60%
Without Sales Load [Member] | C000096058
Average Annual Return [Line Items]
Average Annual Return, Percent			6.07%				17.74%		8.94%
Without Sales Load [Member] | C000246554
Average Annual Return [Line Items]
Average Annual Return, Percent			1.48%	0.73%
Without Sales Load [Member] | C000125719
Average Annual Return [Line Items]
Average Annual Return, Percent			(0.90%)				(0.15%)		2.15%
Without Sales Load [Member] | C000157941
Average Annual Return [Line Items]
Average Annual Return, Percent			17.13%				12.78%	6.38%
Without Sales Load [Member] | C000251233
Average Annual Return [Line Items]
Average Annual Return, Percent	2.78%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent		10.87%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent			13.65%			15.66%
MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Average Annual Return, Percent			13.75%				10.37%		5.47%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent			13.65%			15.66%
S&P Composite 1500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			12.49%			16.67%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent			13.72%		20.24%
MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Average Annual Return, Percent			13.75%				10.37%		5.47%
MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Average Annual Return, Percent			13.75%				10.37%		5.47%
MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Average Annual Return, Percent			13.75%				10.37%		5.47%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent			13.33%				11.42%		5.97%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Average Annual Return, Percent			13.04%				7.07%		3.93%
MSCI Europe Index
Average Annual Return [Line Items]
Average Annual Return, Percent			13.39%				12.82%		6.23%
MSCI EMU IMI Index
Average Annual Return [Line Items]
Average Annual Return, Percent			16.93%				13.66%		6.98%
MSCI Japan Index
Average Annual Return [Line Items]
Average Annual Return, Percent			11.17%				8.39%		5.71%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			2.03%	1.11%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			2.03%				0.55%		2.13%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent			13.33%				11.42%	6.26%
ICE BofA US Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.39%
Nasdaq Global Artificial Intelligence and Big Data Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.21%
Solactive Cyber Security ESG Screened Index
Average Annual Return [Line Items]
Average Annual Return, Percent			24.67%			20.43%
iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index
Average Annual Return [Line Items]
Average Annual Return, Percent			10.16%				3.09%		1.73%
Solactive Semiconductor ESG Screened Index
Average Annual Return [Line Items]
Average Annual Return, Percent			(11.43%)			10.81%
Solactive United States Green Infrastructure ESG Screened Index
Average Annual Return [Line Items]
Average Annual Return, Percent			(14.82%)			(17.82%)
Solactive Whitney U.S. Critical Technologies Index
Average Annual Return [Line Items]
Average Annual Return, Percent			10.48%		18.55%
CSI 300 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			11.30%				1.91%		(1.78%)
CSI 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			9.48%				2.34%		(5.79%)
MSCI ACWI ex USA US Dollar Hedged Index
Average Annual Return [Line Items]
Average Annual Return, Percent			11.36%				12.59%		7.52%
MSCI EAFE US Dollar Hedged Index
Average Annual Return [Line Items]
Average Annual Return, Percent			9.69%				14.50%		8.47%
MSCI EM US Dollar Hedged Index
Average Annual Return [Line Items]
Average Annual Return, Percent			12.27%				7.82%		5.00%
MSCI Europe US Dollar Hedged Index
Average Annual Return [Line Items]
Average Annual Return, Percent			9.02%				13.70%		8.33%
MSCI EMU IMI US Dollar Hedged Index
Average Annual Return [Line Items]
Average Annual Return, Percent			13.81%				15.48%		8.77%
MSCI Japan US Dollar Hedged Index
Average Annual Return [Line Items]
Average Annual Return, Percent			6.48%				18.30%		9.50%
ICE AMT-Free Broad Liquid California Municipal Index
Average Annual Return [Line Items]
Average Annual Return, Percent			1.73%	1.03%
Solactive Municipal Infrastructure Revenue Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			(0.58%)				0.16%		2.49%
MSCI EAFE High Dividend Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent			16.95%				12.70%	6.43%
ICE U.S. Treasury Short Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.82%